Schedule of accounts payables and accrued expenses and other current liabilities (Details) - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts payable related party	[1]	$ 531,000	$ 307,176
Professional fees		375,371	84,325
Interest		85,685	263,135
Payroll taxes		32,010
Pension/401K		131,250
Other accounts payable			667
Default penalty			673,956
Convertible note payable		2,122,181	938,400
Total		$ 3,277,497	$ 2,267,659

[1]	$210,000 to each the CFO and the CEO for 6 months of salary for the period July through December 2021, and $111,000 to the VP for salary and expenses for the same period, while there was $120,000 to each the CFO and the CEO at and $67,176 for the VP at December 31, 2020.